Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 13,145,443
Repayments on bank loans	(252,095)
Non-cash changes, Reclassification of current installments of long term debt	551,122
Non-cash changes, Exchange effects	(15,422)
Non-cash changes, Fair value adjustments	(29,642)
Ending balance	13,399,406
Banks Loans and Current Portion of Long Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	141,412
Repayments on bank loans	(141,412)
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	4,110,846
Repayments on bank loans	(110,683)
Non-cash changes, Reclassification of current installments of long term debt	551,122
Non-cash changes, Exchange effects	(15,422)
Ending balance	4,535,863
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	9,000,000
Ending balance	9,000,000
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	(106,815)
Non-cash changes, Fair value adjustments	(29,642)
Ending balance	$ (136,457)